Other disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other disclosures
Restricted net assets	$ 328,572	$ 496,983
Percentage of restricted net assets held to disclose separate entity	25.00%